UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: May 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

FORM N-Q

MAY 31, 2017

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 99.1%
Education - 6.5%
California School Finance Authority, School Facilities Revenue, KIPP LA Project	5.000%	7/1/45	$1,650,000	$1,708,658	(a)
California State Infrastructure & Economic Development Bank Revenue, Academy of Motion Picture Arts & Project	5.000%	11/1/41	4,500,000	5,159,115
California State School Finance Authority, Educational Facilities Revenue, New Designs Charter School	5.250%	6/1/32	4,000,000	4,111,120
California State University Revenue:
Systemwide	5.000%	11/1/35	3,555,000	4,268,275
Systemwide	5.000%	11/1/36	2,000,000	2,393,580
Systemwide	5.000%	11/1/38	2,500,000	2,975,225
Systemwide	5.000%	11/1/45	5,000,000	5,818,750
University of California, CA, Revenue	4.000%	5/15/46	10,000,000	10,498,600

Total Education				36,933,323

Health Care - 11.3%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
Sharp Healthcare	6.250%	8/1/39	7,500,000	8,261,100
Sharp Healthcare	5.000%	8/1/43	5,000,000	5,593,850
California State Health Facilities Financing Authority Revenue:
Kaiser Permanente	4.000%	11/1/38	5,500,000	5,752,615
Lucile Packard Stanford Hospital	5.000%	8/15/55	2,000,000	2,240,700
Stanford Hospital & Clinics	5.250%	11/15/40	7,500,000	8,517,900
Stanford Hospital & Clinics	5.000%	8/15/51	10,000,000	11,179,400
California State MFA Revenue:
Channing House Project, CMI	5.000%	5/15/35	500,000	579,365
Northbay Healthcare	5.000%	11/1/47	1,750,000	1,916,162
Northbay Healthcare	5.250%	11/1/47	1,000,000	1,127,220
California Statewide CDA Revenue:
899 Charleston Project	5.000%	11/1/29	1,635,000	1,730,255
Catholic Healthcare West	5.625%	7/1/35	6,000,000	6,299,160
Health Facility, Los Angeles Jewish Home for the Aging, CMI	5.000%	11/15/37	6,035,000	6,233,431
University of California, CA, Regents Medical Center Pooled Revenue	5.000%	5/15/47	4,000,000	4,586,280

Total Health Care				64,017,438

Housing - 2.2%
California Public Finance Authority University Housing Revenue, Claremont PPTYS LLC, Claremont College’s Project	5.000%	7/1/47	1,000,000	1,076,190	(a)
California Statewide CDA, Student Housing Revenue:
CHF Irvine LLC	5.000%	5/15/30	1,500,000	1,727,445
CHF Irvine LLC	5.000%	5/15/32	1,000,000	1,133,210
CHF Irvine LLC	5.000%	5/15/33	1,500,000	1,695,255
CHF Irvine LLC	5.000%	5/15/34	1,000,000	1,126,160
CHF Irvine LLC	5.000%	5/15/35	1,000,000	1,120,020
CHF Irvine LLC	5.000%	5/15/40	2,750,000	3,055,470
Provident Group-Pomona Properties LLC	5.750%	1/15/45	1,475,000	1,603,517

Total Housing				12,537,267

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - 12.7%
Chula Vista, CA, IDR, San Diego Gas & Electric Co.	5.875%	2/15/34	$16,610,000	$18,097,259
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/24	10,000,000	11,570,800
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/29	2,500,000	2,933,625
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.500%	11/15/37	10,970,000	13,693,851
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	14,000,000	20,015,660
Southern California Public Power Authority, Natural Gas Project Revenue, Project No. 1	5.000%	11/1/33	4,410,000	5,266,863

Total Industrial Revenue				71,578,058

Leasing - 7.1%
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/39	5,500,000	6,378,350
Lower Tule River, CA, Irrigation District Revenue, COP	5.000%	8/1/40	6,000,000	6,532,260
Modesto, CA, Irrigation District, COP, Capital Improvements	5.750%	10/1/34	15,000,000	16,200,750
San Diego, CA, Public Facilities Financing Authority, Lease Revenue, Capital Improvement Project	5.000%	10/15/44	8,000,000	9,156,080
Santa Ana, CA, Financing Authority Revenue, Police Administration & Holding Facility, NATL	6.250%	7/1/24	1,440,000	1,729,440

Total Leasing				39,996,880

Local General Obligation - 3.2%
Hartnell, CA, Community College District, GO:
CAB	0.000%	8/1/35	2,000,000	973,880
CAB	0.000%	8/1/36	2,000,000	923,740
CAB	0.000%	8/1/37	1,000,000	437,610
San Diego, CA, USD, GO:
CAB	0.000%	7/1/34	5,000,000	2,639,550
CAB	0.000%	7/1/35	5,000,000	2,508,950
CAB	0.000%	7/1/36	6,500,000	3,104,595
CAB	0.000%	7/1/37	5,850,000	2,656,953
CAB	0.000%	7/1/38	5,000,000	2,166,250
CAB	0.000%	7/1/39	5,855,000	2,421,687

Total Local General Obligation				17,833,215

Other - 1.6%
California State MFA Revenue:
Goodwill Industries Sacramento Valley & Northern Nevada Project	6.625%	1/1/32	1,000,000	1,092,500	(a)
Goodwill Industries Sacramento Valley & Northern Nevada Project	6.875%	1/1/42	2,000,000	2,171,020	(a)
Lee Lake, CA, Public Financing Authority Revenue, Junior Lien	5.000%	9/1/25	955,000	1,064,624
Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, Tax Allocation, NATL	5.000%	2/1/21	4,435,000	4,448,660

Total Other				8,776,804

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Power - 5.2%
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/44	$8,145,000	$9,371,881
Los Angeles, CA, Department of Water & Power Revenue:
Power System	5.000%	7/1/38	2,000,000	2,380,120
Power System	5.000%	7/1/46	2,000,000	2,326,600
Power System	5.000%	7/1/47	5,000,000	5,890,350
Northern California Transmission Agency Revenue:
California Oregon Project	5.000%	5/1/38	1,750,000	2,048,550
California Oregon Project	5.000%	5/1/39	1,500,000	1,753,320
Santa Clara, CA, Electric Revenue	5.375%	7/1/29	1,555,000	1,796,818
Santa Clara, CA, Electric Revenue	5.000%	7/1/30	3,500,000	3,958,430

Total Power				29,526,069

Pre-Refunded/Escrowed to Maturity - 26.7%
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area	5.000%	4/1/39	8,500,000	8,791,890	(b)
California State Health Facilities Financing Authority Revenue, Providence Health & Services	6.500%	10/1/38	3,750,000	4,028,389	(b)
California State MFA Revenue, Biola University	5.800%	10/1/28	2,500,000	2,660,950	(b)
California Statewide CDA Revenue:
Enloe Medical Center, CMI	6.250%	8/15/33	17,475,000	18,598,118	(b)
Methodist Hospital Project, FHA	6.750%	2/1/38	8,930,000	10,038,481	(b)
Contra Costa County, CA, Home Mortgage Revenue, Mortgage-Backed Securities Program, GNMA-Collateralized	7.750%	5/1/22	145,000	169,638	(c)(d)
Corona-Norca, CA, USD, GO, AGM	5.500%	8/1/39	5,000,000	5,481,950	(b)
Escondido, CA, Union High School District, COP, NATL	5.000%	9/1/37	15,000	15,151	(b)
Imperial Irrigation District, CA, Electric Revenue	5.125%	11/1/38	1,410,000	1,494,036	(b)(e)
Imperial Irrigation District, CA, Electric Revenue	5.500%	11/1/41	6,000,000	6,893,040	(b)
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	4,000,000	4,203,720	(b)
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/39	16,000,000	17,493,120	(b)
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	6.000%	12/1/40	5,500,000	6,612,980	(b)
Ontario, CA, Redevelopment Financing Authority Revenue, Ontario Redevelopment Project No. 1, NATL	5.800%	8/1/23	2,670,000	2,961,698	(d)
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	11,349,000	(b)
Redding, CA, Electric System Revenue, COP, Regular Linked SAVRS & RIBS, NATL	6.368%	7/1/22	1,110,000	1,251,592	(d)
Riverside County, CA, Single-Family Revenue, Mortgage-Backed Securities Program, GNMA-Collateralized	7.800%	5/1/21	1,000,000	1,246,290	(c)(d)
Sacramento, CA, Area Flood Control Agency, Special Assessment, Consolidated Capital Assessment District, BHAC	5.625%	10/1/37	10,000,000	10,634,600	(b)
San Bernardino County, CA, COP, Capital Facilities Project	6.875%	8/1/24	2,000,000	2,532,280	(d)
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Senior Lien	0.000%	1/1/19	20,000,000	19,701,200	(d)
San Marcos, CA, PFA, Public Facilities Revenue	0.000%	1/1/19	4,310,000	4,232,334	(d)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Youth Services Campus	5.000%	7/15/36	2,000,000	2,092,040	(b)
Santa Ana, CA, Financing Authority Revenue, Police Administration & Holding Facility, NATL	6.250%	7/1/24	1,435,000	1,781,667	(d)
Sequoia, CA, Hospital District Revenue	5.375%	8/15/23	1,015,000	1,140,667	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pre-Refunded/Escrowed to Maturity - (continued)
Southern California Water Replenishment District Revenue, COP	6.000%	8/1/38	$5,340,000	$5,656,769	(b)

Total Pre-Refunded/Escrowed to Maturity				151,061,600

Special Tax Obligation - 5.5%
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue	5.000%	9/1/44	1,750,000	1,945,107
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.500%	9/1/45	2,140,000	2,297,590
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.000%	6/1/32	20,000,000	22,168,600
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.625%	10/1/29	6,000,000	4,980,000

Total Special Tax Obligation				31,391,297

State General Obligation - 2.6%
California State, GO:
Various Purpose	5.000%	9/1/35	5,000,000	5,925,600
Various Purpose	5.000%	9/1/36	7,500,000	8,874,900

Total State General Obligation				14,800,500

Transportation - 8.5%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien	5.000%	10/1/34	6,500,000	7,374,640
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area	1.880%	4/1/24	500,000	516,250	(f)(g)
Long Beach, CA, Marina Revenue	5.000%	5/15/45	2,085,000	2,276,049
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport	5.000%	5/15/46	5,000,000	5,682,650	(c)
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien	5.750%	6/1/44	200,000	225,042
Senior Lien	5.750%	6/1/48	500,000	559,735
Sacramento County, CA, Airport System Revenue, PFC, Grant	6.000%	7/1/35	20,000,000	20,866,000
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.250%	5/1/32	10,000,000	10,790,200

Total Transportation				48,290,566

Water & Sewer - 6.0%
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	10,500,000	11,235,945	(a)(c)
Contra Costa, CA, Water District Revenue	5.000%	10/1/43	2,000,000	2,285,620
Eastern, CA, Municipal Water District Financing Authority, Water & Wastewater Revenue	5.000%	7/1/47	3,000,000	3,558,330
Los Angeles, CA, Department of Water & Power Waterworks Revenue	5.000%	7/1/43	10,000,000	11,341,900
San Diego County, CA, Water Authority Revenue	5.000%	5/1/29	4,320,000	5,245,646

Total Water & Sewer				33,667,441

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $510,091,100)				560,410,458

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 0.1%
MUNICIPAL BONDS - 0.1%
Education - 0.0%
California State MFA Revenue, Louisiana Sierra University, LOC-Wells Fargo Bank N.A.	0.770%	8/1/20	$100,000	$100,000	(h)(i)

Finance - 0.0%
New York City, NY, TFA Revenue, Future Tax Secured, SPA-Dexia Credit Local	0.980%	8/1/23	200,000	200,000	(h)(i)

Health Care - 0.1%
California Statewide CDA Revenue:
Kaiser Permanente	0.760%	4/1/46	255,000	255,000	(h)(i)
Kaiser Permanente	0.760%	4/1/46	155,000	155,000	(h)(i)

Total Health Care				410,000

TOTAL MUNICIPAL BONDS (Cost - $710,000)				710,000

			SHARES
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $16,492)	0.723%		16,492	16,492

TOTAL SHORT-TERM INVESTMENTS (Cost - $726,492)				726,492

TOTAL INVESTMENTS - 99.2% (Cost - $510,817,592#)				561,136,950
Other Assets in Excess of Liabilities - 0.8%				4,242,339

TOTAL NET ASSETS - 100.0%				$565,379,289

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(g)	Maturity date shown represents the mandatory tender date.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BHAC	— Berkshire Hathaway Assurance Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
FHA	— Federal Housing Administration
GNMA	— Government National Mortgage Association
GO	— General Obligation
IDR	— Industrial Development Revenue
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
RIBS	— Residual Interest Bonds
SAVRS	— Selected Auction Variable Rate Securities
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

At May 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Long-Term Bonds	92	9/17	$13,989,017	$14,150,750	$161,733

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$560,410,458	—	$560,410,458

Short-Term Investments†:
Municipal Bonds	—	710,000	—	710,000
Money Market Funds	$16,492	—	—	16,492

Total Short-Term Investments	$16,492	$710,000	—	$726,492

Total Investments	$16,492	$561,120,458	—	$561,136,950

Other Financial Instruments:
Futures Contracts	$161,733	—	—	$161,733

Total	$178,225	$561,120,458	—	$561,298,683

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At May 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$52,266,779
Gross unrealized depreciation	(1,947,421)

Net unrealized appreciation	$50,319,358

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 21, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 21, 2017